Note Receivable - Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Note Receivable Related Party

The following is a summary of the Company’s Notes and Accrued Interest Receivable – Related Parties at September 30, 2024 and December 31, 2023, respectively.

	Note Receivable and	Note Receivable and			Notes Receivable and
	Accrued Interest Receivable	Accrued Interest Receivable			Accrued Interest Receivable
	Related Party	Related Party	Allowance for		Related Parties -
	EzFill Holdings	Balance Labs	Doubtful Accounts	Salary Overpaymet	net Total
Balance - December 31, 2022	$-	$291,841	$(291,841)		$-
Advances	2,585,000	-	-		2,585,000
Interest receivable	54,198	17,257	(17,257)		54,198
Original issue discount on advances	(56,475)	-	-		(56,475)
Balance - December 31, 2023	2,582,723	309,098	(309,098)		2,582,723
Advances	3,630,000	-	-	15,407	3,645,407
Original issue discount on advances	(330,000)	-	-	-	(330,000)
Interest receivable	264,435	8,745	(8,745)		264,435
Accretion income	386,475	-	-		386,475
Default Income	3,266,816				3,266,816
Conversion to marketable securities	(9,800,449)				(9,800,449)
Balance - September 30, 2024	$-	$317,843	$(317,843)	$15,407	$15,407

Notes Receivable consist of the following at December 31, 2023:

Note receivable	$2,770,700
Interest receivable	177,548
Less: accretion discount	56,475
Less: allowance for doubtful accounts	309,098
Notes receivable – net	$2,582,675

Notes Receivable consist of the following at December 31, 2022:

Note receivable	$248,095
Interest receivable	115,937
Less: allowance for doubtful accounts	291,841
Notes receivable – net	$72,191